Supplemental Cash Flow Information	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Staffing 360 Solutions, Inc. [Member]
Supplemental Cash Flow Information [Line Items]
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 13 — SUPPLEMENTAL CASH FLOW INFORMATION

	Nine Months Ended
	September 28, 2024	September 30, 2023
Cash paid for:
Interest	$2,310	$3,805
Income taxes	—	—

Non-Cash Investing and Financing Activities:
Redeemable Series H preferred stock, net	$700	—
Modification of Series H		$1,900
Debt discount – Series H	$72	$111
Debt discount – Related party note	$275	$91

NOTE 17 — SUPPLEMENTAL CASH FLOW INFORMATION

	Twelve Months Ended
	December 30, 2023	December 31, 2022
Cash paid for:
Interest	$3,690	$3,833
Income taxes	110	150

Non-Cash Investing and Financing Activities:
Deferred purchase price of UK factoring facility	$6,897	$6,825
Redeemable Series H preferred stock, net	—	8,265
Debt discount – Series H	362	735
Debt discount – Related party note	90	347
Acquisition of right of use assets	217	—
Earnout liability	—	5,000
Goodwill	—	(2,192)
Intangible assets	—	6,800
Warrant modification	1,994	837